Income taxes (Components of Deferred Income Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets:
Net operating loss carry-forward	$ 3,512	$ 1,307
Less: Valuation allowance	(3,512)	(1,307)
Deferred income tax assets, net	0	0
Deferred Tax Liabilities, Net, Noncurrent	10,572	6,323
Leasehold improvements [Member]
Deferred income tax assets:
Deferred Tax Liabilities, Property, Plant and Equipment	7	0
Proprietary technology of BOCA [Member]
Deferred income tax assets:
Deferred Tax Liabilities, Intangible Assets	5,972	6,299
Backlog [Member]
Deferred income tax assets:
Deferred Tax Liabilities, Intangible Assets	0	24
Virtual reality technologies [Member]
Deferred income tax assets:
Deferred Tax Liabilities, Intangible Assets	$ 4,593	$ 0